Total Equity - Non-Controlling Interests (Details) - EUR (€) € in Millions			6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Loss attributed to non-controlling interests	[1]				€ (175)	€ (576)	€ 121
Qualtrics International
Disclosure of reserves within equity [line items]
Ownership		69.00%		71.00%
Loss attributed to non-controlling interests			€ 141	€ 366	€ 33	€ 210

[1]	From continuing and discontinued operations